Schedule of Changes in Construction in Progress (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 1	$ 145,987,128
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 2	35,301,709
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 3	64,564,914
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 4	113,266,751
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 5	(55,244,491)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 6	(2,117,423)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 7	(152,429,557)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 8	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 9	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 10	(463,909)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 11	2,877,994
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 12	$ 145,987,128